Other assets - Summary Of Detailed Information About Other Assets (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Non-current
Prepaid expenses		₨ 3,424		₨ 5,375
Costs to obtain contract	[1]	2,324		2,936
Costs to fulfil contract	[2]	205		261
Others		4,378		5,034
Non-current non-financial asset		10,331	$ 124	13,606
Current
Prepaid expenses		17,574		19,164
Due from officers and employees		343		799
Advance to suppliers		3,267		2,506
Balance with GST and other authorities		6,029		7,929
Costs to obtain contract	[1]	867		978
Costs to fulfil contract	[2]	60		59
Others		1,462		1,464
Current non-financial asset		29,602	$ 355	32,899
Total		₨ 39,933		₨ 46,505

[1]	Costs to obtain contract amortization of ₹ 902, ₹ 892 and ₹ 1,083 during the year ended March 31, 2022, 2023 and 2024 respectively.
[2]	Costs to fulfil contract amortization of ₹ 54, ₹ 58 and ₹ 60 during the year ended March 31, 2022, 2023 and 2024 respectively